UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices) (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2019
		Shares	Value (Note 1)

CLOSED-END FUNDS - 102.87%
	Aberdeen Japan Equity Fund, Inc.	132,530	$1,031,083
	ASA Gold and Precious Metals Ltd.	138,000	1,880,940
	Boulder Growth & Income Fund, Inc.	116,173	1,369,680
	Dividend and Income Fund	310,000	4,172,600
	Eagle Capital Growth Fund, Inc.	90,656	727,134
	Highland Global Allocation Fund	171,000	1,597,140
	Highland Income Fund	125,000	1,553,750
	Kayne Anderson Midstream Energy Fund, Inc.	153,000	1,609,560
	Mexico Equity & Income Fund, Inc.	113,770	1,319,732
	Morgan Stanley India Investment Fund, Inc.	89,000	1,770,210
	NexPoint Strategic Opportunities Fund	261,000	4,622,310
	Pershing Square Holdings Ltd.	220,000	4,215,200
	RMR Real Estate Income Fund	230,000	4,646,000
	Royce Global Value Trust, Inc.	65,669	767,671
	Salient Midstream & MLP Fund	214,000	1,667,060
*	Terra Capital PLC	32,003	32,003
	The Gabelli Global Small and Mid Cap Value Trust	150,653	1,783,731
	The GDL Fund	209,299	1,946,481
	The Korea Fund, Inc.	1,500	44,745
	The New Ireland Fund, Inc.	140,000	1,387,400
	The Swiss Helvetia Fund, Inc.	129,350	1,087,833
	The Taiwan Fund, Inc.	45,800	942,564
*	Third Point Offshore Investors Ltd.	114,000	1,858,200
	Tortoise Energy Independence Fund, Inc.	213,434	925,300
	Vertical Capital Income Fund	48,992	510,007
	Voya Global Equity Dividend and Premium Opportunity Fund	3,326	20,588
	Voya Infrastructure Industrials and Materials Fund	12,282	141,366
	Voya Natural Resources Equity Income Fund	391,000	1,610,920

	Total Closed-End Funds (Cost $41,710,333)		45,241,208

SHORT-TERM INVESTMENT - 0.53%
§	Fidelity Investments Money Market Government
	Portfolio - Institutional Class, 1.49%	234,805	234,805

	Total Short-Term Investment (Cost $234,805)		234,805

Total Value of Investments (Cost $41,945,138) (a) - 103.40%			$45,476,013

Liabilities in Excess of Other Assets - (3.40)%			(1,495,633)

	Net Assets - 100%		$43,980,380

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

*	Non-income producing investment
§	Represents 7 day effective yield

The following acronyms and abbreviations are used in this schedule of investments:
	MLP - Master Limited Partnership
	PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	102.87%	$45,241,208
	Short-Term Investment	0.53%	234,805
	Liabilities in Excess of Other Assets	-3.40%	(1,495,633)
	Total Net Assets	100.00%	$43,980,380

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$4,249,886
	Aggregate gross unrealized depreciation			(719,011)

	Net unrealized appreciation			$3,530,875

(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$45,241,208	$45,241,208	$-	$-
Short-Term Investment	234,805	234,805	-	-
Total Assets	$45,476,013	$45,476,013	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	February 28, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	February 28, 2020